Document And Entity Information	6 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Entity Registrant Name	NowNews Digital Media Technology Co. Ltd.
Entity Central Index Key	0001509477
Entity Filer Category	Smaller Reporting Company
Amendment Flag	false
Document Type	S-1
Document Period End Date	Jun. 30, 2015